Taxation - Income Tax Uncertainties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Contingency [Line Items]
January 1	$ 23,838	$ 18,832	$ 20,568
Changes in tax positions taken during a prior period - decrease	(14,301)
Changes in tax positions taken during a prior period - increase		745	1,597
Tax positions taken during the current period - increase	693	8,944	5,142
Change as a result of a lapse in the statute of limitations	(123)	(3,063)	(5,989)
Impact of the change in foreign currency exchange rates - decrease	(417)	(1,620)	(2,486)
December 31	9,690	23,838	18,832
Unrecognized tax benefits that, if recognized, would impact the effective tax rate
Income Tax Contingency [Line Items]
January 1	22,255	18,266	19,353
Changes in tax positions taken during a prior period - decrease	(13,728)
Changes in tax positions taken during a prior period - increase		29	1,338
Tax positions taken during the current period - increase	688	8,683	5,142
Change as a result of a lapse in the statute of limitations	(112)	(3,039)	(5,197)
Impact of the change in foreign currency exchange rates - decrease	(381)	(1,684)	(2,370)
December 31	8,722	22,255	18,266
Interest and penalties recognized on the above
Income Tax Contingency [Line Items]
January 1	1,583	566	1,215
Changes in tax positions taken during a prior period - decrease	(573)
Changes in tax positions taken during a prior period - increase		716	259
Tax positions taken during the current period - increase	5	261	0
Change as a result of a lapse in the statute of limitations	(11)	(24)	(792)
Impact of the change in foreign currency exchange rates - decrease	(36)		(116)
Impact of the change in foreign currency exchange rates - increase		64
December 31	$ 968	$ 1,583	$ 566